Company information - Significant events of 2025 (Details) - EUR (€)									1 Months Ended	12 Months Ended
	Jul. 18, 2024	Mar. 18, 2024	Jan. 10, 2024	Jan. 04, 2024	Aug. 31, 2023	Dec. 08, 2022	Nov. 28, 2022	Jul. 01, 2022	Nov. 30, 2022	Dec. 31, 2024	Dec. 31, 2025	Jan. 18, 2024	Dec. 31, 2023	Dec. 29, 2023	Dec. 31, 2022	May 16, 2022
Collaborative Arrangements
Subscription of borrowings										€ 24,916,000
Finance contract with EIB
Collaborative Arrangements
Number of warrants issued									2,266,023
Notional amount																€ 50,000,000
Finance contract with EIB, first tranche (Tranche A)
Collaborative Arrangements
Number of warrants issued							2,266,023
Notional amount															€ 25,000,000
Number of shares per instrument							1			2.7	6.46		1.2
Interest rate						8.00%
Maturity term after the disbursement of the tranche						4 years
Finance contract with EIB, first tranche (Tranche A) | Financial liabilities at amortized cost
Collaborative Arrangements
Notional amount						€ 25,000,000
Finance contract with EIB, second tranche (Tranche B)
Collaborative Arrangements
Number of warrants issued				3,144,654
Exercise price of warrant				€ 3.95
Maturity term of warrants				12 years
Term of warrants				12 years
Maximum gross proceeds				€ 12,421,383
Notional amount														€ 25,000,000
Subscription of borrowings			€ 25,000,000
Number of shares per instrument				1						2.13	5.05
Interest rate			7.00%
Maturity term after the disbursement of the tranche			3 years
Finance contract with EIB, second tranche (Tranche B) | Financial liabilities at amortized cost
Collaborative Arrangements
Notional amount												€ 25,000,000
2024 Royalty Certificates
Collaborative Arrangements
Notional amount	€ 20,100,000
Subscription of borrowings	€ 20,100,000
2023 Royalty Certificates
Collaborative Arrangements
Subscription of borrowings					€ 5,100,000
Warrant agreement with the European Investment Bank
Collaborative Arrangements
Maturity term of warrants								12 years
LEGEND Phase IIa combination trial with lanifibranor and empagliflozin in patients with MASH/NASH and T2D
Collaborative Arrangements
Treatment period under study		168 days